Cover	Sep. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 02, 2026
Entity Registrant Name	Grindr Inc.
Entity File Number	001-39714
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	92-1079067
Entity Address, Address Line One	PO Box 69176
Entity Address, Address Line Two	750 N. San Vicente Blvd.
Entity Address, Address Line Three	Suite RE 1400
Entity Address, City or Town	West Hollywood
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90069
City Area Code	310
Local Phone Number	776-6680
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	GRND
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001820144